FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of March 31, 2021	$ 178,750
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2020	129,250
Change in valuation inputs or other assumptions	49,500
Fair value as of March 31, 2021	$ 178,750